Unaudited Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Voyage revenue	$ 223,118	$ 155,866
Total voyage revenue	223,118	155,866
EXPENSES:
Charter-in hire expenses	(84,836)	(74,767)
Vessels’ operating expenses	(33,097)	(19,500)
General and administrative expenses	(3,460)	(1,749)
Management and agency fees – related parties (Note 3)	(9,024)	(6,690)
General and administrative expenses – related parties (Note 3)	(3,333)	(733)
Amortization of dry-docking and special survey costs (Note 6)	(3,502)	(1,833)
Depreciation	(17,547)	(9,886)
Gain /(loss) on sale of vessels, net (Note 5)	7,741	(1,579)
Loss on vessels held for sale (Note 5)	0	(4,990)
Foreign exchange gains /(losses)	(26)	4
Operating Income/(Loss)	21,026	(18,505)
OTHER INCOME / (EXPENSES):
Interest income	3,299	778
Interest and finance costs (Note 14)	(4,737)	(3,675)
Other, net (Note 17)	(6,034)	115
Gain / (loss) on derivative instruments, net (Note 16)	1,549	(5,228)
Total other expenses, net	(5,923)	(8,010)
Net Income/ (Loss)	$ 15,103	$ (26,515)
Earnings/(losses) per common share, basic and diluted (Note 12) (in dollars per share)	$ 0.62	$ (3.15)
Weighted average number of shares, basic and diluted (in shares)	24,211,897	8,424,213
Nonrelated Party [Member]
REVENUES:
Voyage revenue	$ 204,437	$ 107,211
EXPENSES:
Voyage expenses	(53,217)	(50,420)
Related Party [Member]
REVENUES:
Voyage revenue	18,681	48,655
EXPENSES:
Voyage expenses	$ (1,791)	$ (2,228)